Taxes (Details) - Schedule of the income tax provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of The Income Tax Provision Abstract
Current	$ 361	$ 21	$ 268
Deferred	1,238	1,496	1,302
Total	$ 1,599	$ 1,517	$ 1,570